Segmented information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of geographical areas of property, plant and equipment and intangible assets

As at December 31	2019	2018
Canada	$1,282	$316
Barbados	9,599	1,705

	$10,881	$2,021